Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Goodwill And Intangible Assets Rollforward [Table Text Block]
The Company’s goodwill related to the acquisitions of PartnerRe SA, Winterthur Re, Paris Re and Presidio and intangible assets related to the acquisitions of Paris Re and Presidio at December 31, 2016 and 2015 were as follows (in thousands of U.S. dollars):

2016	Goodwill	Definite- lived intangible assets	Indefinite- lived intangible asset	Total intangible assets
Balance at January 1	$456,380	$125,661	$7,350	$133,011
Intangible assets amortization	n/a	(25,919)	n/a	(25,919)
Balance at December 31	$456,380	$99,742	$7,350	$107,092

2015	Goodwill	Definite- lived intangible assets	Indefinite- lived intangible asset	Total intangible assets
Balance at January 1	$456,380	$152,254	$7,350	$159,604
Intangible assets amortization	n/a	(26,593)	n/a	(26,593)
Balance at December 31	$456,380	$125,661	$7,350	$133,011

n/a: Not applicable

Schedule Of Definite And Indefinite Lived Intangible Assets [Table Text Block]
The gross carrying value and accumulated amortization of intangible assets by type that are yet to be fully amortized at December 31, 2016 and 2015 were as follows (in thousands of U.S. dollars):

	December 31, 2016		December 31, 2015
	Gross carrying value	Accumulated amortization	Gross carrying value	Accumulated amortization
Definite-lived intangible assets:
Unpaid losses and loss expenses	$191,196	$157,842	$191,196	$145,808
Renewal rights	48,163	23,404	48,163	18,226
Customer relationships	63,408	21,779	63,408	13,072
Total definite-lived intangible assets	$302,767	$203,025	$302,767	$177,106
Indefinite-lived intangible asset:
U.S. insurance licenses	7,350	n/a	7,350	n/a
Total intangible assets	$310,117	$203,025	$310,117	$177,106

n/a: Not applicable

Allocation of Goodwill by Segment [Table Text Block]
The allocation of the goodwill to the Company’s segments at December 31, 2016 was as follows (in thousands of U.S. dollars):

Amount
P&C segment	$241,530
Specialty segment	196,047
Life and Health segment	18,803
Total goodwill	$456,380

Schedule Of Expected Amortization Expense [Table Text Block]

Year	Amount
2017	$22,818
2018	21,247
2019	18,153
2020	10,823
2021	6,921
Total	$79,962